Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income Taxes

Note 4. Income Taxes

As of June 30, 2023 and December 31, 2022, the Company has approximately $28,400 and $22,300, respectively, in gross deferred tax assets resulting from net operating loss carry-forwards of $135,000 and $106,000, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on June 30, 2023 and December 31, 2022, and the tax provisions attributable to loss before income taxes is as follows:

	June 30, 2023	December 31, 2022
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-%	-%

Note 4. Income Taxes

As of December 31, 2022 and 2021, the Company has approximately $22,300 and $11,500, respectively, in gross deferred tax assets resulting from net operating loss carry-forwards of $106,000 and $54,600, respectively, available to offset future taxable income through 2041 subject to the change in ownership provisions under IRC 382. A valuation allowance has been recorded to fully offset these deferred tax assets because the Company’s management believes future realization of the related tax benefits is uncertain.

The difference between the tax provision at the statutory federal income tax rate on December 31, 2022 and 2021 and the tax provisions attributable to loss before income taxes is as follows:

	December 31,
	2022	2021
Statutory federal income taxes	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%
Effective income tax rate, net	-	-